UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ ✔ ] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

CFMT 2020-AB1, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001796399

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Thomas Buttacavoli

Telephone 212-257-4600
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Schedules to this Form ABS-15G. Please see the Schedule Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SHAP 2018-1, LLC
(Sponsor)

By: /s/Thomas Buttacavoli

Name: Thomas Buttacavoli

Title: Vice President

Date: September 4, 2020

Schedule Index

Schedule Number	Schedule Description
Schedule 1	Due Diligence Sample Selection
Schedule 2	Data Integrity - MIP Rate
Schedule 3	Data Integrity - Current UPB
Schedule 4	Data Integrity - Current Interest Rate
Schedule 5	Data Integrity - Loan Status
Schedule 6	Data Integrity - Borrower 1 First Name
Schedule 7	Data Integrity - Borrower 1 Last Name
Schedule 8	Data Integrity - Borrower 1 DOB
Schedule 9	Data Integrity - Borrower 2 First Name
Schedule 10	Data Integrity - Borrower 2 Last Name
Schedule 11	Data Integrity - Borrower 2 DOB
Schedule 12	Data Integrity - Current Life Expectancy Set-Aside (LESA)
Schedule 13	Data Integrity - Property City
Schedule 14	Data Integrity - Property State
Schedule 15	Data Integrity - Property Zip
Schedule 16	Data Integrity - Number of Units
Schedule 17	Data Integrity - Property Type
Schedule 18	Data Integrity - Maximum Claim Amount
Schedule 19	Data Integrity - Original Note Rate
Schedule 20	Data Integrity - Margin (for adjustable rate loans)
Schedule 21	Data Integrity - Index (for adjustable rate loans)
Schedule 22	Data Integrity - Debenture Interest Rate
Schedule 23	Data Integrity - Closing Date
Schedule 24	Data Integrity - FHA Case Number
Schedule 25	FHA Insurance
Schedule 26	Borrower's Age
Schedule 27	Occupancy Certification
Schedule 28	Document Inventory
Schedule 29	Lien Alert Order
Schedule 30	Tax and Title
Schedule 31	Property Tax Itemized